Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments Tables Abstract
Schedule of fair value disclosure of lease liabilities

		Carrying amount				Fair value

As at December 31, 2022	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Investment portfolio		12,520	—	—	12,520	605	—	11,915	12,520

		12,520	—	—	12,520

Financial assets not measured at fair value
Cash and cash equivalent		—	29,268	—	29,268	29,268	—	—	29,268
Restricted cash		—	1,578	—	1,578	1,578	—	—	1,578
Loans receivable – current	4	—	69,693	—	69,693	—	69,693	—	69,693
Loans receivable – non-current	4	—	221	—	221	—	—	221	221
Other receivables		—	9,719	—	9,719	—	9,719	—	9,719

		—	110,479	—	110,479

Financial liabilities measured at fair value
Derivative financial liabilities	14	419	—	—	419	—	419	—	419

		419	—	—	419

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	20,773	20,773	—	20,773	—	20,773
Credit facility	12	—	—	46,180	46,180	—	46,180	—	46,180
Debentures	13	—	—	38,266	38,266	—	36,037	—	36,037

		—	—	105,219	105,219

		Carrying amount				Fair value

As at December 31, 2021	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Investment portfolio		18,088	—	—	18,088	1,785	—	16,303	18,088
Derivative financial assets	20	7,866	—	—	7,866	—	—	7,866	7,866

		25,954	—	—	25,954

Financial assets not measured at fair value
Cash and cash equivalent		—	67,762	—	67,762	67,762	—	—	67,762
Restricted cash		—	1,446	—	1,446	1,446	—	—	1,446
Loans receivable – current	4	—	65,397	—	65,397	—	65,397	—	65,397
Loans receivable – non-current	4	—	248	—	248	—	—	248	248
Other receivables		—	8,259	—	8,259	—	8,259	—	8,259

		—	143,112	—	143,112

Financial liabilities measured at fair value
Derivative financial liabilities	14	12,688	—	—	12,688	—	12,688	—	12,688

		12,688	—	—	12,688

Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	20,783	20,783	—	20,783	—	20,783
Credit facility	12	—	—	44,983	44,983	—	44,983	—	44,983
Debentures	13	—	—	39,794	39,794	—	39,794	—	39,794

		—	—	105,560	105,560

Schedule of fair value measurements of investment portfolio
The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2022 and December 31, 2021 and classified as Level 3:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	16,303	18,291
Additions	1,837	3,555
Disposal	—	(9,272)
Transfer to Level 1 investments	(500)	—
Unrealized exchange gain (loss)	547	(90)
Realized gain on investment portfolio	—	4,120
Unrealized loss on investment portfolio	(6,272)	(301)

Balance, end of the period	11,915	16,303

For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

	Profit or loss

	Increase	Decrease

Investment portfolio:
December 31, 2022 Adjusted market multiple (5% movement)	626	(626)

December 31, 2021 Adjusted market multiple (5% movement)	920	(920)